Background of companies included in consolidation	12 Months Ended
Dec. 31, 2019
Disclosure of Background of companies included in consolidation [Abstract]
Background of companies included in consolidation [Text Block]
Note 6

Background of companies included in consolidation

6.1

Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Assets	4,069,649	3,737,892
Liabilities	(1,983,382)	(1,652,401)
Equity	2,086,267	2,085,491

6.2

Parent entity

Pursuant to Article 99 of Law No. 18,045 of the Securities Market, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that the Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Grupo Pampa the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.